Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Consolidated income statement
Revenue	€ 22,930	€ 22,489
Cost of sales	(15,580)	(15,097)
Gross profit	7,350	7,392
Selling and distribution expenses	(1,711)	(1,675)
Administrative expenses	(2,819)	(2,870)
Net credit losses on financial assets	(332)	(230)
Share of results of equity accounted associates and joint ventures	343	111
Other income/(expense)	104	(108)
Operating profit	2,935	2,620
Investment income	211	129
Financing costs	(1,418)	(1,473)
Profit before taxation	1,728	1,276
Income tax (expense)/credit	(485)	1
Profit for the financial period	1,243	1,277
Attributable to:
- Owners of the parent	986	996
- Non-controlling interests	257	281
Profit for the financial period	€ 1,243	€ 1,277
Profit per share
- Basic	€ 0.0352	€ 0.0340
- Diluted	€ 0.0350	€ 0.0339